Land Use Rights (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
COST
Beginning balance, At January 1	$ 734,253	$ 691,618
additions for the year
translation adjustment	(9,144)	42,635
Ending balance, At December 31	725,109	734,253
AMORTIZATION
Beginning balance, At January 1	(85,601)	(66,724)
charge for the year	(7,554)	(14,307)
translation adjustment	1,331	(4,569)
Ending balance, At December 31	(91,824)	(85,601)
CARRYING AMOUNTS
Land use rights	$ 633,285	$ 648,652